Revenue from Contracts with Customers - Summary of Disaggregation of Total Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 2,190,501	$ 1,880,367	$ 3,244,242	$ 2,777,423
Ocean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	885,302	712,891	1,548,884	1,271,869
River
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,130,370	1,021,719	1,379,849	1,235,802
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 174,829	$ 145,757	$ 315,509	$ 269,752